Inventories - Details of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Line Items]
Merchandise	₩ 162,196	₩ 147,928
Finished goods	1,851	1,999
Work in process	1,761	2,135
Raw materials	5,016	4,402
Supplies	619	6,418
Inventories	171,443	162,882
Gross amount [member]
Disclosure of inventories [Line Items]
Merchandise	172,762	162,485
Finished goods	3,730	4,264
Work in process	2,579	2,674
Raw materials	11,921	12,369
Supplies	619	7,112
Inventories	191,611	188,904
Accumulated impairment [member]
Disclosure of inventories [Line Items]
Merchandise	(10,566)	(14,557)
Finished goods	(1,879)	(2,265)
Work in process	(818)	(539)
Raw materials	(6,905)	(7,967)
Supplies	0	(694)
Inventories	₩ (20,168)	₩ (26,022)